LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Lessee, Lease, Description [Line Items]
Accelerated operating lease expenses	$ 0.3	$ 1.5
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	1 year
Lessee, finance lease, remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	10 years
Lessee, finance lease, remaining lease term	10 years